Guarantees and commitments (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Other commitments
Maturity less than 1 year	SFr 38,410	SFr 43,773
Maturity between 1 to 3 years	45,493	33,560
Maturity between 3 to 5 years	44,791	46,534
Maturity greater than 5 years	13,808	11,219
Total gross amount	142,502	135,086
Total net amount	138,587	130,139
Collateral received	65,798	68,020
Unused revocable credit limits	98,495	100,905
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,022	4,722
Maturity between 1 to 3 years	4	11
Maturity between 3 to 5 years	3	1
Maturity greater than 5 years	0	0
Total gross amount	4,029	4,734
Total net amount	3,935	4,575
Collateral received	2,468	2,769
Loan commitments
Other commitments
Maturity less than 1 year	33,890	30,023
Maturity between 1 to 3 years	45,365	32,781
Maturity between 3 to 5 years	44,759	46,490
Maturity greater than 5 years	13,639	10,996
Total gross amount	137,653	120,290
Total net amount	133,833	115,502
Collateral received	63,276	56,959
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	48	8,292
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	48	8,292
Total net amount	48	8,292
Collateral received	48	8,292
Other commitments
Other commitments
Maturity less than 1 year	450	736
Maturity between 1 to 3 years	124	768
Maturity between 3 to 5 years	29	43
Maturity greater than 5 years	169	223
Total gross amount	772	1,770
Total net amount	771	1,770
Collateral received	6	0
Bank
Other commitments
Maturity less than 1 year	38,248	43,637
Maturity between 1 to 3 years	45,414	33,530
Maturity between 3 to 5 years	44,787	46,484
Maturity greater than 5 years	13,754	11,188
Total gross amount	142,203	134,839
Total net amount	138,289	129,892
Collateral received	65,797	68,019
Unused revocable credit limits	95,025	97,608
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	4,020	4,717
Maturity between 1 to 3 years	4	11
Maturity between 3 to 5 years	3	1
Maturity greater than 5 years	0	0
Total gross amount	4,027	4,729
Total net amount	3,932	4,570
Collateral received	2,468	2,769
Bank | Loan commitments
Other commitments
Maturity less than 1 year	33,776	29,938
Maturity between 1 to 3 years	45,286	32,751
Maturity between 3 to 5 years	44,755	46,440
Maturity greater than 5 years	13,586	10,965
Total gross amount	137,403	120,094
Total net amount	133,583	115,306
Collateral received	63,275	56,958
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	48	8,292
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	48	8,292
Total net amount	48	8,292
Collateral received	48	8,292
Bank | Other commitments
Other commitments
Maturity less than 1 year	404	690
Maturity between 1 to 3 years	124	768
Maturity between 3 to 5 years	29	43
Maturity greater than 5 years	168	223
Total gross amount	725	1,724
Total net amount	726	1,724
Collateral received	SFr 6	SFr 0